Stock Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of stock option activity under the Plans
The following table summarizes stock option activity under the Plans:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding as of December 31, 2019	2,307,640	$1.70	5.1	$—
Granted	1,806,229	2.69
Exercised	—	—
Cancelled	(142,500)	1.49
Forfeited	(156,710)	1.98

Outstanding as of December 31, 2020	3,814,659	$2.17	6.8	$—

Options vested and exercisable as of December 31, 2020	2,320,686	$1.86	6.9	$—

Schedule of stock-based compensation expense
Stock-Based Compensation Expense
Stock-based compensation expense is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020

Selling and marketing	$6	$—	$15	$—
Research and development	19	15	52	54
General and administrative	182	75	491	180

Total stock-based compensation expense	$207	$90	$559	$234

Stock-based compensation expense is as follows (in thousands):

	Years Ended December 31,
	2020	2019
Selling and marketing	$183	$—
Research and development	189	108
General and administrative	453	251

Total stock-based compensation expense	$825	$359

Schedule of weighted-average assumptions
The fair value was estimated on the date of grant using the Black-Scholes option-pricing model, with the following weighted-average assumptions:

	Years Ended December 31,
	2020	2019
Expected volatility	59.66%	58.13%
Weighted-average risk-free interest rate	1.59%	2.58%
Expected dividend yield	0.00%	0.00%
Expected term (in years)	4.00	4.00